STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - .4%
Aptiv	27,017		2,290,771
BorgWarner	20,280		695,401
Ford Motor	404,996		3,572,065
General Motors	131,402		4,387,513
Harley-Davidson	16,260	[a]	543,084
			11,488,834
Banks - 5.2%
Bank of America	846,514		27,791,055
Citigroup	228,434		16,997,774
Citizens Financial Group	47,242		1,761,182
Comerica	15,170		927,797
Fifth Third Bancorp	75,806		2,156,681
First Republic Bank	16,978	[a]	1,882,521
Huntington Bancshares	106,901		1,450,647
JPMorgan Chase & Co.	327,622		43,364,048
KeyCorp	104,497		1,955,139
M&T Bank	13,997		2,358,774
People's United Financial	45,771		705,789
Regions Financial	104,389		1,625,337
SVB Financial Group	5,470	[b]	1,314,605
The PNC Financial Services Group	45,757		6,797,202
Truist Financial	138,549		7,144,972
U.S. Bancorp	148,373		7,896,411
Wells Fargo & Co.	402,864		18,910,436
Zions Bancorp	19,390	[a]	882,051
			145,922,421
Capital Goods - 6.4%
3M	59,546		9,447,568
A.O. Smith	14,306	[a]	610,723
Allegion	10,094		1,305,356
AMETEK	23,961		2,327,811
Arconic	42,472		1,272,036
Caterpillar	57,723		7,581,916
Cummins	16,307		2,608,631
Deere & Co.	32,814		5,203,644
Dover	15,517		1,766,610
Eaton	43,203	[b]	4,081,387
Emerson Electric	63,519		4,549,866
Fastenal	58,035		2,024,261

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 6.4% (continued)
Flowserve	14,438		673,966
Fortive	30,707		2,300,876
Fortune Brands Home & Security	15,210		1,045,079
General Dynamics	24,721		4,337,052
General Electric	905,710		11,276,089
Honeywell International	74,821		12,960,494
Huntington Ingalls Industries	4,360		1,137,960
IDEX	7,811		1,279,832
Illinois Tool Works	30,657		5,364,362
Ingersoll-Rand	25,136		3,348,869
Jacobs Engineering Group	13,945		1,290,331
Johnson Controls International	80,789		3,187,126
L3Harris Technologies	23,153		5,124,453
Lockheed Martin	25,769		11,032,224
Masco	29,827		1,417,379
Northrop Grumman	16,553		6,200,257
PACCAR	36,454		2,705,251
Parker-Hannifin	13,406		2,623,420
Pentair	16,986		729,209
Quanta Services	14,630		572,765
Raytheon	29,012		6,409,911
Rockwell Automation	12,101		2,319,278
Roper Technologies	10,768		4,109,715
Snap-on	5,671	[a]	905,262
Stanley Black & Decker	15,603		2,486,026
Textron	24,293		1,115,777
The Boeing Company	55,715		17,732,413
TransDigm Group	5,178	[a]	3,330,904
United Rentals	8,126	[b]	1,102,617
United Technologies	84,196		12,646,239
W.W. Grainger	4,576		1,385,018
Westinghouse Air Brake Technologies	18,713		1,382,142
Xylem	18,056	[b]	1,474,453
			177,786,558
Commercial & Professional Services - .8%
Cintas	8,890		2,480,043
Copart	20,954	[b]	2,125,993
Equifax	12,089		1,812,141
IHS Markit	41,323		3,258,732
Nielsen Holdings	35,415		722,466
Republic Services	21,957		2,087,013
Robert Half International	12,740	[a]	741,086
Rollins	14,812	[a]	562,115
Verisk Analytics	17,130		2,783,111

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Commercial & Professional Services - .8% (continued)
Waste Management	40,492		4,927,876
			21,500,576
Consumer Durables & Apparel - 1.1%
Capri Holdings	14,931	[a,b]	447,333
D.R. Horton	34,418		2,037,546
Garmin	14,799		1,434,763
Hanesbrands	39,314	[a]	540,961
Hasbro	13,123		1,336,840
Leggett & Platt	14,234	[a]	677,396
Lennar, Cl. A	30,373		2,015,552
Mohawk Industries	6,399	[b]	842,620
Newell Brands	40,773		796,297
NIKE, Cl. B	130,166		12,534,986
NVR	358	[b]	1,366,475
PulteGroup	25,349		1,131,833
PVH	7,947		692,740
Ralph Lauren	5,742		651,717
Tapestry	28,631		737,821
Under Armour, Cl. A	19,457	[a,b]	392,642
Under Armour, Cl. C	19,579	[a,b]	351,639
VF	34,105	[a]	2,829,692
Whirlpool	6,662	[a]	973,785
			31,792,638
Consumer Services - 1.9%
Carnival	42,045	[a]	1,830,219
Chipotle Mexican Grill	2,638	[b]	2,286,513
Darden Restaurants	12,914		1,503,577
H&R Block	22,849	[a]	530,097
Hilton Worldwide Holdings	29,987		3,232,599
Las Vegas Sands	35,001		2,285,915
Marriott International, Cl. A	28,734		4,024,484
McDonald's	78,879		16,877,740
MGM Resorts International	53,968		1,676,246
Norwegian Cruise Line Holdings	21,871	[b]	1,177,753
Royal Caribbean Cruises	17,527		2,052,061
Starbucks	123,287		10,458,436
Wynn Resorts	10,131		1,278,127
Yum! Brands	31,709		3,353,861
			52,567,628
Diversified Financials - 5.0%
American Express	70,049		9,097,264
Ameriprise Financial	13,285		2,197,472
Berkshire Hathaway, Cl. B	203,904	[b]	45,762,175
BlackRock	12,230		6,449,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Diversified Financials - 5.0% (continued)
Capital One Financial	48,237		4,814,053
Cboe Global Markets	11,176		1,377,107
CME Group	37,164		8,068,676
Discover Financial Services	32,820		2,465,767
E*TRADE Financial	23,842		1,016,146
Franklin Resources	30,818	[a]	779,695
Intercontinental Exchange	58,922		5,876,880
Invesco	43,030	[a]	744,419
MarketAxess Holdings	3,888		1,377,052
Moody's	16,927		4,346,684
Morgan Stanley	128,535		6,717,239
MSCI	8,762		2,504,180
Nasdaq	11,610		1,352,101
Northern Trust	22,462		2,197,008
Raymond James Financial	12,987		1,187,401
S&P Global	25,579		7,513,320
State Street	38,076		2,879,688
Synchrony Financial	63,931		2,072,004
T. Rowe Price Group	24,469		3,267,346
The Bank of New York Mellon	87,693		3,926,893
The Charles Schwab	119,419		5,439,535
The Goldman Sachs Group	33,294		7,915,648
			141,345,243
Energy - 3.8%
Apache	39,528	[a]	1,084,648
Baker Hughes	67,284		1,457,371
Cabot Oil & Gas	43,014		606,067
Chevron	197,133		21,120,830
Cimarex Energy	10,332		453,471
Concho Resources	20,833		1,578,725
ConocoPhillips	115,673	[b]	6,874,446
Devon Energy	42,550		924,186
Diamondback Energy	16,844		1,253,194
EOG Resources	60,007		4,375,110
Exxon Mobil	441,004		27,395,168
Halliburton	88,936		1,939,694
Helmerich & Payne	11,798		478,409
Hess	26,774		1,514,605
HollyFrontier	17,077		767,099
Kinder Morgan	200,337		4,181,033
Marathon Oil	88,586		1,007,223
Marathon Petroleum	67,906		3,700,877
National Oilwell Varco	39,837	[a]	821,041
Noble Energy	50,372	[a]	995,854

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Energy - 3.8% (continued)
Occidental Petroleum	91,996		3,654,081
ONEOK	42,505		3,182,349
Phillips 66	46,317		4,231,984
Pioneer Natural Resources	17,296		2,334,960
Schlumberger	143,236		4,799,838
TechnipFMC	45,300		747,903
The Williams Companies	125,818		2,603,174
Valero Energy	42,924		3,618,922
			107,702,262
Food & Staples Retailing - 1.5%
Costco Wholesale	46,025		14,061,558
Sysco	52,967		4,350,709
The Kroger Company	83,190		2,234,483
Walgreens Boots Alliance	79,302		4,032,507
Walmart	147,507		16,888,076
			41,567,333
Food, Beverage & Tobacco - 3.8%
Altria Group	194,633		9,250,906
Archer-Daniels-Midland	56,868		2,545,412
Brown-Forman, Cl. B	18,708	[a]	1,265,409
Campbell Soup	18,037	[a]	872,810
Conagra Brands	50,008		1,646,263
Constellation Brands, Cl. A	17,212		3,241,020
General Mills	62,585		3,268,189
Hormel Foods	28,666	[a]	1,354,755
Kellogg	26,359	[a]	1,797,947
Lamb Weston Holdings	14,943		1,364,445
McCormick & Co.	12,572	[a]	2,053,888
Molson Coors Beverage, Cl. B	18,599	[a]	1,033,732
Mondelez International, Cl. A	149,687		8,589,040
Monster Beverage	40,651	[b]	2,707,357
PepsiCo	145,114		20,609,090
Philip Morris International	162,114		13,406,828
The Coca-Cola Company	401,815		23,465,996
The Hershey Company	15,408		2,390,859
The J.M. Smucker Company	11,765		1,218,972
The Kraft Heinz Company	64,699		1,889,211
Tyson Foods, Cl. A	30,544		2,523,851
			106,495,980
Health Care Equipment & Services - 6.3%
Abbott Laboratories	183,496		15,989,841
ABIOMED	4,664	[b]	868,857
Align Technology	7,526	[b]	1,934,935
AmerisourceBergen	16,360		1,399,762

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Health Care Equipment & Services - 6.3% (continued)
Anthem	26,412		7,006,575
Baxter International	52,737		4,705,195
Becton Dickinson and Co.	28,015		7,709,168
Boston Scientific	145,121	[b]	6,076,216
Cardinal Health	30,003		1,536,454
Centene	60,088	[b]	3,774,155
Cerner	32,900		2,363,207
Cigna	38,897	[b]	7,483,005
CVS Health	134,966		9,153,394
Danaher	66,224		10,653,455
DaVita	9,475	[b]	756,768
Dentsply Sirona	24,061		1,347,416
Edwards Lifesciences	21,722	[b]	4,775,799
HCA Healthcare	27,322		3,792,294
Henry Schein	15,506	[a,b]	1,068,984
Hologic	27,487	[b]	1,471,104
Humana	13,973		4,698,282
IDEXX Laboratories	9,027	[b]	2,446,407
Intuitive Surgical	11,937	[b]	6,682,094
Laboratory Corporation of America Holdings	10,564	[b]	1,852,926
McKesson	19,309		2,753,656
Medtronic	139,270		16,077,329
Quest Diagnostics	13,589		1,503,895
ResMed	14,790		2,351,166
STERIS	8,282		1,248,015
Stryker	33,212		6,997,768
Teleflex	4,703		1,747,212
The Cooper Companies	4,940		1,713,637
UnitedHealth Group	98,759		26,906,890
Universal Health Services, Cl. B	8,524		1,168,726
Varian Medical Systems	9,404	[b]	1,321,920
Zimmer Biomet Holdings	21,278		3,147,016
			176,483,523
Household & Personal Products - 1.9%
Church & Dwight	25,677		1,905,747
Colgate-Palmolive	88,476		6,527,759
Coty, Cl. A	33,527	[a]	343,987
Kimberly-Clark	35,265		5,051,359
The Clorox Company	13,031	[a]	2,049,907
The Estee Lauder Companies, Cl. A	22,929		4,474,824
The Procter & Gamble Company	259,587		32,349,732
			52,703,315

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Insurance - 2.3%
Aflac	77,188		3,980,585
American International Group	90,075		4,527,169
Aon	24,561		5,409,560
Arthur J. Gallagher & Co.	19,174		1,966,677
Assurant	6,305		823,181
Chubb	47,038		7,149,306
Cincinnati Financial	15,730		1,650,863
Everest Re Group	4,049		1,119,832
Globe Life	11,083		1,155,514
Lincoln National	21,466		1,169,468
Loews	27,807		1,430,670
Marsh & McLennan	52,806		5,906,879
MetLife	81,793		4,065,930
Principal Financial Group	26,455		1,400,792
Prudential Financial	42,060		3,829,984
The Allstate	34,388		4,076,354
The Hartford Financial Services Group	37,315		2,212,033
The Progressive	60,253		4,861,815
The Travelers Companies	27,461		3,614,417
Unum Group	22,210		592,785
Willis Towers Watson	13,444		2,840,583
WR Berkley	14,919		1,096,994
			64,881,391
Materials - 2.5%
Air Products & Chemicals	22,854		5,455,478
Albemarle	11,469	[a]	920,731
Amcor	166,916	[a]	1,767,640
Avery Dennison	8,570		1,124,727
Ball	35,032		2,528,610
Celanese	13,010	[b]	1,346,535
CF Industries Holdings	22,971		925,272
Corteva	77,597		2,244,105
Dow	77,613		3,575,631
DuPont de Nemours	77,610		3,972,080
Eastman Chemical	14,995		1,068,694
Ecolab	26,102		5,118,863
FMC	14,258		1,362,922
Freeport-McMoRan	150,634		1,672,037
International Flavors & Fragrances	11,012	[a]	1,443,783
International Paper	42,086		1,713,742
Linde	56,287		11,433,578
LyondellBasell Industries, Cl. A	27,142		2,113,276
Martin Marietta Materials	6,672		1,760,074
Newmont	84,470		3,806,218

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Materials - 2.5% (continued)
Nucor	31,739		1,507,285
Packaging Corp. of America	9,319	[a]	892,294
PPG Industries	24,347		2,917,744
Sealed Air	16,215		575,633
The Mosaic Company	35,542		705,153
The Sherwin-Williams Company	8,443		4,702,667
Vulcan Materials	13,344		1,889,911
WestRock	26,330		1,026,870
			69,571,553
Media & Entertainment - 8.3%
Activision Blizzard	78,993	[b]	4,619,511
Alphabet, Cl. A	31,229	[b]	44,744,287
Alphabet, Cl. C	31,192	[b]	44,736,503
Charter Communications, Cl. A	16,412	[b]	8,492,554
Comcast, Cl. A	473,126		20,434,312
Discovery, Cl. A	16,873	[b]	493,704
Discovery, Cl. C	35,093	[b]	974,533
DISH Network, Cl. A	25,787	[b]	947,930
Electronic Arts	30,687	[b]	3,311,741
Facebook, Cl. A	250,811	[b]	50,641,249
Fox, Cl. A	35,924	[b]	1,332,062
Fox, Cl. B	16,837	[b]	611,688
Live Nation Entertainment	13,392	[b]	912,799
Netflix	45,652	[b]	15,754,049
News Corp., Cl. A	41,688	[b]	567,791
News Corp., Cl. B	10,813	[b]	151,058
Omnicom Group	22,852		1,720,984
Take-Two Interactive Software	11,832	[b]	1,474,740
The Interpublic Group of Companies	38,026	[a]	863,190
The Walt Disney Company	187,801		25,974,756
Twitter	79,832	[b]	2,592,943
ViacomCBS, Cl. B	56,713		1,935,615
			233,287,999
Pharmaceuticals Biotechnology & Life Sciences - 7.4%
AbbVie	153,471		12,434,220
Agilent Technologies	32,546		2,686,998
Alexion Pharmaceuticals	22,937	[b]	2,279,708
Allergan	33,928		6,332,322
Amgen	62,006		13,396,396
Biogen	18,868	[b]	5,072,662
Bristol-Myers Squibb	244,011		15,360,492
Eli Lilly & Co.	88,529		12,362,190
Gilead Sciences	132,226		8,356,683
Illumina	15,098	[b]	4,379,477

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.4% (continued)
Incyte	18,612	[b]	1,359,979
IQVIA Holdings	18,687	[b]	2,901,157
Johnson & Johnson	274,708		40,895,780
Merck & Co.	266,207		22,744,726
Mettler-Toledo International	2,583	[b]	1,955,796
Mylan	51,969	[b]	1,113,176
PerkinElmer	11,172		1,033,187
Perrigo	13,660	[a]	779,166
Pfizer	576,826		21,481,000
Regeneron Pharmaceuticals	8,304	[b]	2,806,254
Thermo Fisher Scientific	41,779		13,084,765
Vertex Pharmaceuticals	26,475	[b]	6,011,149
Waters	7,011	[b]	1,568,992
Zoetis	49,510		6,644,737
			207,041,012
Real Estate - 2.9%
Alexandria Real Estate Equities	11,561	[c]	1,886,755
American Tower	46,142	[c]	10,692,947
Apartment Investment & Management, Cl. A	16,161	[c]	851,846
AvalonBay Communities	14,394	[c]	3,119,036
Boston Properties	15,046	[c]	2,156,844
CBRE Group, Cl. A	34,728	[b]	2,120,144
Crown Castle International	42,870	[c]	6,423,641
Digital Realty Trust	21,598	[a,c]	2,656,338
Duke Realty	38,058	[c]	1,381,886
Equinix	8,872	[c]	5,232,085
Equity Residential	36,526	[c]	3,034,580
Essex Property Trust	6,661	[c]	2,063,311
Extra Space Storage	13,374	[c]	1,480,234
Federal Realty Investment Trust	7,516	[c]	939,650
Healthpeak Properties	50,850	[c]	1,830,091
Host Hotels & Resorts	76,706	[c]	1,253,376
Iron Mountain	28,304	[a,c]	894,689
Kimco Realty	41,349	[a,c]	787,698
Mid-America Apartment Communities	11,362	[c]	1,558,980
Prologis	65,204	[c]	6,056,148
Public Storage	15,347	[c]	3,434,045
Realty Income	33,821	[c]	2,651,905
Regency Centers	17,581	[c]	1,090,725
SBA Communications	11,726	[c]	2,926,341
Simon Property Group	31,971	[c]	4,256,939
SL Green Realty	8,404	[c]	773,504

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Real Estate - 2.9% (continued)
UDR	30,249	[c]	1,449,230
Ventas	38,023	[c]	2,200,011
Vornado Realty Trust	16,723	[c]	1,099,872
Welltower	41,643	[c]	3,535,907
Weyerhaeuser	75,737	[c]	2,192,586
			82,031,344
Retailing - 6.4%
Advance Auto Parts	7,319		964,278
Amazon.com	43,396	[b]	87,170,413
AutoZone	2,550	[b]	2,697,798
Best Buy	24,463		2,071,771
Booking Holdings	4,371	[b]	8,001,334
CarMax	17,239	[a,b]	1,672,873
Dollar General	26,719		4,098,962
Dollar Tree	24,124	[a,b]	2,100,477
eBay	80,009		2,685,102
Expedia Group	14,350		1,556,257
Genuine Parts	14,724		1,377,725
Kohl's	16,628	[a]	710,847
L Brands	22,885	[a]	530,017
LKQ	33,080	[b]	1,081,220
Lowe's	80,329		9,337,443
Macy's	31,746		506,349
Nordstrom	11,050		407,303
O'Reilly Automotive	7,914	[b]	3,213,875
Ross Stores	38,000		4,263,220
Target	53,187		5,889,928
The Gap	22,217	[a]	386,798
The Home Depot	113,833		25,965,307
The TJX Companies	126,312		7,457,460
Tiffany & Co.	11,303		1,514,828
Tractor Supply	12,906		1,199,613
Ulta Beauty	6,086	[a,b]	1,630,500
			178,491,698
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices	115,608	[a,b]	5,433,576
Analog Devices	38,230		4,195,742
Applied Materials	96,288		5,583,741
Broadcom	41,322		12,609,822
Intel	454,307		29,043,847
KLA	16,886		2,798,686
Lam Research	15,121		4,509,233
Maxim Integrated Products	28,416		1,708,370
Microchip Technology	24,854	[a]	2,422,768

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Semiconductors & Semiconductor Equipment - 4.2% (continued)
Micron Technology	114,041	[b]	6,054,437
NVIDIA	63,732		15,068,157
Qorvo	12,554	[b]	1,328,966
Qualcomm	119,171		10,166,478
Skyworks Solutions	17,831		2,017,578
Texas Instruments	96,958		11,697,983
Xilinx	25,905		2,188,454
			116,827,838
Software & Services - 13.2%
Accenture, Cl. A	66,023		13,548,580
Adobe	50,514	[b]	17,737,486
Akamai Technologies	17,065	[b]	1,593,018
Alliance Data Systems	4,764		489,692
ANSYS	8,886	[b]	2,437,696
Autodesk	22,897	[b]	4,507,274
Automatic Data Processing	45,071		7,724,719
Broadridge Financial Solutions	12,260		1,460,779
Cadence Design Systems	28,644	[b]	2,065,519
Citrix Systems	12,977		1,573,072
Cognizant Technology Solutions, Cl. A	57,616		3,536,470
DXC Technology	27,868		888,432
Fidelity National Information Services	63,611		9,138,356
Fiserv	59,155	[b]	7,016,375
FleetCor Technologies	8,904	[b]	2,806,808
Fortinet	14,792	[b]	1,706,405
Gartner	9,081	[b]	1,460,043
Global Payments	31,050		6,068,722
International Business Machines	91,911		13,210,368
Intuit	27,110		7,601,102
Jack Henry & Associates	7,889		1,179,721
Leidos Holdings	13,350		1,341,275
Mastercard, Cl. A	92,610		29,259,203
Microsoft	795,272		135,379,153
Nortonlifelock	59,817		1,699,999
Oracle	226,333		11,871,166
Paychex	33,152		2,843,447
Paycom Software	4,657	[a,b]	1,481,671
PayPal Holdings	122,171	[b]	13,914,055
Salesforce.com	92,320	[b]	16,830,859
ServiceNow	19,430	[b]	6,571,809
Synopsys	15,408	[b]	2,272,834
The Western Union Company	45,068	[a]	1,212,329
Verisign	11,134	[b]	2,317,431

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 13.2% (continued)
Visa, Cl. A	178,602	[a]	35,536,440
			370,282,308
Technology Hardware & Equipment - 6.7%
Amphenol, Cl. A	31,333		3,116,694
Apple	435,806		134,886,315
Arista Networks	5,627	[b]	1,256,734
CDW	14,921		1,946,444
Cisco Systems	441,538		20,297,502
Corning	82,920		2,213,135
F5 Networks	6,136	[b]	749,328
FLIR Systems	13,794		710,943
Hewlett Packard Enterprise	136,707		1,904,329
HP	154,647		3,297,074
IPG Photonics	4,008	[a,b]	511,701
Juniper Networks	37,029		849,445
Keysight Technologies	19,134	[b]	1,779,271
Motorola Solutions	17,764		3,144,228
NetApp	24,957		1,332,704
Seagate Technology	25,039		1,426,973
TE Connectivity	34,849		3,212,381
Western Digital	30,356		1,988,318
Xerox Holdings	19,646		698,808
Zebra Technologies, Cl. A	5,296	[b]	1,265,850
			186,588,177
Telecommunication Services - 2.1%
AT&T	761,404		28,644,018
CenturyLink	98,624	[a]	1,347,204
T-Mobile US	32,693	[b]	2,588,959
Verizon Communications	431,070		25,622,801
			58,202,982
Transportation - 1.9%
Alaska Air Group	13,382	[a]	864,343
American Airlines Group	41,260	[a]	1,107,418
CH Robinson Worldwide	13,846	[a]	999,958
CSX	81,247		6,202,396
Delta Air Lines	60,386	[b]	3,365,916
Expeditors International of Washington	17,659		1,289,813
FedEx	25,013		3,617,880
J.B. Hunt Transport Services	9,105		982,703
Kansas City Southern	10,853		1,830,793
Norfolk Southern	27,247		5,673,098
Old Dominion Freight Line	6,582		1,291,586
Southwest Airlines	50,888		2,797,822
Union Pacific	72,495		13,007,053

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Transportation - 1.9% (continued)
United Airlines Holdings	23,028	[b]	1,722,494
United Parcel Service, Cl. B	72,977		7,554,579
			52,307,852
Utilities - 3.5%
AES	70,375		1,397,647
Alliant Energy	24,898		1,477,945
Ameren	25,327		2,078,080
American Electric Power	50,913		5,306,153
American Water Works	18,788		2,558,926
Atmos Energy	11,918		1,394,764
CenterPoint Energy	50,825		1,345,846
CMS Energy	28,754		1,969,937
Consolidated Edison	33,773		3,174,662
Dominion Energy	85,178		7,304,013
DTE Energy	19,901		2,639,072
Duke Energy	75,610		7,381,804
Edison International	36,954		2,828,829
Entergy	20,550		2,702,736
Evergy	24,783		1,788,341
Eversource Energy	33,125	[a]	3,062,075
Exelon	100,417		4,778,845
FirstEnergy	55,764		2,832,254
NextEra Energy	50,669		13,589,426
NiSource	37,661	[b]	1,103,844
NRG Energy	26,692		984,668
Pinnacle West Capital	11,686		1,141,605
PPL	74,283		2,688,302
Public Service Enterprise Group	51,707		3,061,054
Sempra Energy	29,302		4,707,073
The Southern Company	109,183		7,686,483
WEC Energy Group	33,028		3,299,167
Xcel Energy	54,379		3,762,483
			98,046,034
Total Common Stocks (cost $972,558,155)			2,784,916,499
	Principal Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills - .0%
4.60%, 3/12/20 (cost $811,704)	813,000	[d,e]	811,689

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,539,810)	1.56	12,539,810	[f]	12,539,810

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $480,691)	1.56	480,691	[f]	480,691
Total Investments (cost $986,390,360)		100.0%		2,798,748,689
Cash and Receivables (Net)		.0%		1,104,828
Net Assets		100.0%		2,799,853,517

a Security, or portion thereof, on loan. At January 31, 2020, the value of the fund’s securities on loan was $92,484,294 and the value of the collateral was $97,391,875, consisting of cash collateral of $480,691 and U.S. Government & Agency securities valued at $96,911,184.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks†	2,784,916,499	-	-	2,784,916,499
Investment Companies	13,020,501	-	-	13,020,501
U.S. Treasury Securities	-	811,689	-	811,689
Liabilities ($)
Other Financial Instruments:
Futures ††	(172,263)	-	-	(172,263)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's 500 E-mini	93	3/20/2020	15,163,863	14,991,600	(172,263)
Gross Unrealized Depreciation				(172,263)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the

NOTES

value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2020, accumulated net unrealized appreciation on investments was $1,812,358,329, consisting of $1,851,809,443 gross unrealized appreciation and $39,451,114 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.